Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					1/15/2015
2	Payment Date					1/20/2015
3	Collection Period				11/30/2014	12/27/2014	28
4	Monthly Interest Period- Actual				12/22/2014	1/19/2015	29
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	242,834,560.26	—	14,839,220.38	227,995,339.88	0.7015241
8	Class A-2-B Notes	381,000,000.00	284,676,822.95	—	17,396,132.20	267,280,690.75	0.7015241
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$1,057,511,383.21	$—	$32,235,352.58	$1,025,276,030.63

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$1,353,810,311.50			$1,321,574,958.92

14	NPV Lease Payments Receivable	765,853,915.91	436,303,065.42			411,991,289.66
15	NPV Base Residual	1,003,094,909.72	917,507,246.08			909,583,669.26

				Interest	Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	105,228.31	0.3237794	14,944,448.69	45.9829190
18	Class A-2-B Notes	0.37545%	0.16545%	86,099.32	0.2259825	17,482,231.52	45.8851221
19	Class A-3 Notes	0.80000%	N/A	284,000.00	0.6666667	284,000.00	0.6666667
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			561,127.63		32,796,480.21

C.	COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received						23,095,966.45
22	Pull Ahead Waived Payments						1,190.67
23	Sales Proceeds - Early Terminations						12,150,288.69
24	Sales Proceeds via Customer - Scheduled Terminations						5,019,410.97
25	Security Deposits for Terminated Accounts						15,274.00
26	Excess Wear and Tear Received						33,344.32
27	Excess Mileage Charges Received						70,245.56
28	Other Recoveries Received						47,945.94

29	Subtotal: Total Collections						40,433,666.60

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						3,845.62

33	Total Available Funds, prior to Servicer Advances						40,437,512.22

34	Servicer Advance						—

35	Total Available Funds						40,437,512.22

36	Reserve Account Draw						—

37	Available for Distribution						40,437,512.22

D.	DISTRIBUTIONS

38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						1,128,175.26
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						561,127.63
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					38,743,209.33
51	Regular Principal Distribution Amount					32,235,352.58
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						32,235,352.58
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						6,507,856.75

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 2

E.	CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,057,511,383.21
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,321,574,958.92)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,057,511,383.21
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(1,025,276,030.63)

63	Regular Principal Distribution Amount		32,235,352.58

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,321,574,958.92
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		1,025,276,030.63

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		40,437,512.22
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,128,175.26
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		561,127.63
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		38,743,209.33
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		38,743,209.33

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13
87	Initial Reserve Account Balance		8,844,744.13

88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		548.99

90	Subtotal: Reserve Fund Available for Distribution		8,845,293.12
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,845,293.12
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		548.99

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	348	5,307,397.78
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(5,053,767.87)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(80,800.74)
101	Less: Excess Wear and Tear Received		(33,344.32)
102	Less: Excess Mileage Received		(70,245.56)

103	Current Period Net Residual Losses/(Gains)	348	69,239.29

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	2,056	(1,191,765.42)
106	Current Period Net Residual Losses (Item 101)	348	69,239.29

107	Ending Cumulative Net Residual Losses	2,404	(1,122,526.13)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.06%

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 3

G.	POOL STATISTICS

				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,768,948,826	1,321,574,959
111	Aggregate Base Residual Value			1,179,997,811	1,005,937,134
112	Number of Current Contracts			68,943	58,365
113	Weighted Average Lease Rate			277.98%	2.67%
114	Average Remaining Term			29.3	17.5
115	Average Original Term			39.2	39.3
116	Proportion of Base Prepayment Assumption Realized				136.04%
117	Actual Monthly Prepayment Speed				0.70%
118	Turn-in Ratio on Scheduled Terminations				92.24%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		59,223	1,498,797,595	1,353,810,312
120	Depreciation/Payments			(22,020,796)	(15,365,656)
121	Gross Credit Losses		(24)	(560,032)	(563,459)
122	Early Terminations - Regular		(483)	(11,940,260)	(10,962,077)
123	Early Terminations - Lease Pull Aheads		(3)	(38,242)	(36,763)
124	Scheduled Terminations - Purchased by Customer	383,591	(27)	(383,653)	(347,691)
125	Scheduled Terminations - Sold at Auction	888,546	(83)	(1,299,820)	(1,221,797)
126	Scheduled Terminations - Purchased by Dealer	3,750,725	(238)	(3,979,086)	(3,737,910)

127	Pool Balance - End of Period		58,365	1,458,575,706	1,321,574,959

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		57,803	1,309,211,459	99.06%
130	31 - 90 Days Delinquent		506	10,948,457	0.83%
131	91+ Days Delinquent		56	1,415,043	0.11%

132	Total		58,365	1,321,574,959	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			24	563,459
135	Aggregate Liquidation Proceeds on charged-off units				(279,913)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(47,946)

139	Current Period Aggregate Net Credit Losses/(Gains)			24	235,601

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			193	2,040,190
142	Current Period Net Credit Losses (Item 136)			24	235,601

143	Ending Cumulative Net Credit Losses			217	2,275,791

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.13%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				554
147	61 - 120 Days since Contract Maturity				45
148	121+ Days since Contract Maturity				6

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction(1)
2/20/2015	34,593,209
3/20/2015	27,908,047
4/20/2015	30,337,294
5/20/2015	32,260,124
6/20/2015	35,641,074
7/20/2015	36,816,192
8/20/2015	44,868,510
9/20/2015	50,997,573
10/20/2015	58,907,046
11/20/2015	61,033,180
12/20/2015	51,494,731
1/20/2016	52,828,582
2/20/2016	31,445,054
3/20/2016	36,163,132
4/20/2016	60,694,581
5/20/2016	64,834,909
6/20/2016	64,320,269
7/20/2016	61,931,788
8/20/2016	67,075,257
9/20/2016	59,032,380
10/20/2016	66,559,633
11/20/2016	65,518,788
12/20/2016	60,584,654
1/20/2017	22,669,877
2/20/2017	11,843,301
3/20/2017	9,492,234
4/20/2017	25,117,432
5/20/2017	27,375,161
6/20/2017	25,179,501
7/20/2017	16,539,331
8/20/2017	8,364,410
9/20/2017	6,296,578
10/20/2017	5,708,330
11/20/2017	4,722,654
12/20/2017	2,333,505
1/20/2018	86,638
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—

Total:	1,321,574,958.91

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month